Deposits from banks (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits from banks [Abstract]
Demand deposits	R$ 1,030,292	R$ 898,877
Interbank deposits	2,168,625	588,872
Securities sold under agreements to repurchase	233,467,544	241,978,931
Borrowings	18,521,713	22,165,415
Onlending	30,769,294	36,030,587
Total	R$ 285,957,468	R$ 301,662,682